TRANSPARENT VALUE TRUST

Transparent Value  Large-Cap Aggressive Fund, Transparent Value Large-Cap Core Fund, Transparent Value Large-Cap Defensive Fund, Transparent Value Dividend Fund, Transparent Value Large-Cap Growth Fund, Transparent Value Large-Cap Market Fund, Transparent Value Large-Cap Value Fund, and Transparent Value Directional Allocation Fund, each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 8, 2013

TO THE PROSPECTUS DATED JANUARY 28, 2013

Changes to Portfolio Managers:

The following information shall replace the first three paragraphs under “Fund Management–Portfolio Managers” on pages 7, 14, 21, 28, 35, 42, 49 and 55 of the Prospectus:

Scott Hammond, a Senior Portfolio Manager for the Sub-Adviser and a Managing Director of the Adviser, is primarily responsible for the day-to-day management of the Fund. He has served as a portfolio manager of the Fund since its inception.

Julian Koski, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place. He has served as co-head of portfolio strategy of the Fund since its inception.

Armen Arus, a Senior Portfolio Manager for the Sub-Adviser and a co-developer of the RBP® methodology, is responsible for developing portfolio strategy and communicating the portfolio strategy to the market place.  He has served as co-head of portfolio strategy of the Fund since its inception.

Gennadiy Khayutin, a Senior Portfolio Manager for the Sub-Adviser and Managing Director of the Adviser, is responsible for the development of portfolio strategy. He has served as a portfolio manager of the Fund since June 30, 2013.

The following information is added to the section “Portfolio Managers” on page 63 of the Prospectus:

Gennadiy Khayutin is responsible for the development of portfolio strategy of the Funds. He has served as a Portfolio Manager of the Funds since June 30, 2013. Mr. Khayutin is a Senior Portfolio Manager of the Sub-Adviser and Managing Director of the Adviser. Prior to joining the Adviser and Sub-Adviser in May 2005, Mr. Khayutin was with Goldman Sachs & Co.’s Healthcare Group where he was responsible for structured debt products for a variety of healthcare and higher educational clients. He holds a Bachelor of Science in Finance and Information Systems from New York University.

Change of Address:

Effective as of July 5, 2013, Guggenheim Partners Investment Management, LLC (the “Adviser”), Transparent Value Advisors, LLC (the “Sub-Adviser”) and Transparent Value Trust (the “Trust”) relocated their offices.  Accordingly, effective immediately, all references to the address of the Adviser, Sub-Adviser and Trust in the Prospectus are replaced with the following:

330 Madison Ave., 10th Floor, New York, NY 10017

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

TRANSPARENT VALUE TRUST

Transparent Value  Large-Cap Aggressive Fund (TV LgCap Aggressive Fund), Transparent Value Large-Cap Core Fund (TV LgCap Core Fund), Transparent Value Large-Cap Defensive Fund (TV LgCap Defensive Fund), Transparent Value Dividend Fund (TV Dividend Fund), Transparent Value Large-Cap Growth Fund (TV LgCap Growth Fund), Transparent Value Large-Cap Market Fund (TV LgCap Market Fund), Transparent Value Large-Cap Value Fund (TV LgCap Value Fund), and Transparent Value Directional Allocation Fund (TV Allocation Fund), each a series of Transparent Value Trust.

SUPPLEMENT DATED JULY 8, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 28, 2013

Changes to Portfolio Managers:

The following information is added to the section “THE PORTFOLIO MANAGERS” on page 15 of the SAI:

Gennadiy Khayutin is responsible for the development of portfolio strategy of the Funds.

Compensation.  The Sub-Adviser compensates Mr. Khayutin for the development of portfolio strategies.  His compensation consists of a fixed annual salary (a “base salary”) and an annual discretionary bonus.  The base salary is determined based on (i) a review of compensation payable for a similar position across the investment management industry and (ii) an evaluation of his overall performance (e.g., his contribution to the Sub-Adviser’s overall investment process, etc.), and (iii) his contributions to the Sub-Adviser’s asset growth and business relationships.  The discretionary bonus is based on a percentage of the Sub-Adviser’s profits, as determined by the board of the Sub-Adviser.  In addition, Mr. Khayutin is a part owner of the Sub-Adviser.

Fund Shares Owned by Portfolio Managers.  As of June 30, 2013, Mr. Khayutin owned shares of the following Funds.

Fund	Dollar Range of Equity Securities in the Fund*
TV LgCap Aggressive Fund	A
TV LgCap Core Fund	C
TV LgCap Defensive Fund	A
TV Dividend Fund	C
TV LgCap Growth Fund	C
TV LgCap Market Fund	A
TV LgCap Value Fund	A
TV Allocation Fund	A

* Key to Dollar Ranges

A  None

B  $1 - $10,000

C  $10,001 - $50,000

D  $50,001 - $100,000

E  $100,001 - $500,000

F  $500,001 - $1,000,000

G  Over $1,000,000

Other Accounts. As of June 30, 2013, Mr. Khayutin serves as portfolio manager for the other accounts listed below. None of the accounts below are subject to a performance based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gennadiy Khayutin	8	$757,090,813.78	0	$0	0	$0

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.